EXPLORATION AND EVALUATION ASSETS (Tables)	9 Months Ended
Sep. 30, 2022
Schedule Of Exploration And Evaluation Costs
	Avino, Mexico	La Preciosa, Mexico	British Columbia & Yukon, Canada	Total
Balance, January 1, 2021	$10,051	$-	$1	$10,052

Costs incurred during 2021:
Drilling and exploration	1,047	-	-	1,047
Assessments and taxes	68	-	-	68
Effect of movements in exchange rates	3	-	-	3
Option income (Note 7)	(117)	-	-	(117)

Balance, December 31, 2021	$11,052	$-	$1	$11,053
Costs incurred during 2022:
Acquisition costs – Note 4	-	34,524	-	34,524
Drilling and exploration	588	89	-	677
Assessments and taxes	95	61	-	156
Effect of movements in exchange rates	(9)	-	-	(9)
Option income (Note 7)	(30)	-	-	(30)

Balance, September 30, 2022	$11,696	$34,674	$1	$46,371